Reportable Segments (Segment Adjusted EBITDA) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Adjusted EBITDA			$ 5,605	$ 5,714	$ 5,710
Depreciation, depletion and amortization			(1,986)	(1,929)	(1,669)
Interest expense, net			(1,317)	(1,291)	(1,165)
Gains on acquisitions			(83)	0	0
Gain on sale of AmeriGas common units			0	0	177
Impairment losses			813	339	370
Impairment losses			(670)	(205)
Losses on interest rate derivatives			(12)	(18)	(157)
Non-cash unit-based compensation expense			(80)	(79)	(68)
Unrealized gains (losses) on commodity risk management activities			(131)	(65)	112
Inventory valuation adjustments	$ 27	$ (120)	170	(104)	(473)
Losses on extinguishments of debt			0	(43)	(25)
Adjusted EBITDA related to discontinued operations			0	0	(27)
Adjusted EBITDA related to unconsolidated affiliates			(946)	(937)	(748)
Equity in earnings from unconsolidated affiliates			59	469	332
Impairment of investment in an unconsolidated affiliate			308	0	0
Other, net			114	20	(36)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)			438	1,398	1,593
Intrastate Transportation And Storage [Member]
Segment Adjusted EBITDA			613	543	559
Depreciation, depletion and amortization			(144)	(129)	(125)
Impairment losses			0	0
Equity in earnings from unconsolidated affiliates			35	32	27
Interstate Transportation and Storage [Member]
Segment Adjusted EBITDA			1,117	1,155	1,212
Depreciation, depletion and amortization			(207)	(210)	(203)
Impairment losses			638	99
Equity in earnings from unconsolidated affiliates			193	197	196
Midstream [Member]
Segment Adjusted EBITDA			1,133	1,237	1,318
Depreciation, depletion and amortization			(840)	(720)	(568)
Impairment losses			32	0
Equity in earnings from unconsolidated affiliates			19	(19)	10
NGL and refined products transportation and services [Member]
Segment Adjusted EBITDA			1,483	1,225	891
Depreciation, depletion and amortization			(355)	(290)	(218)
Impairment losses			0	106
Equity in earnings from unconsolidated affiliates			41	29	20
Crude oil transportation and services [Member]
Segment Adjusted EBITDA			719	671	671
Depreciation, depletion and amortization			(251)	(218)	(192)
Impairment losses			0	0
Equity in earnings from unconsolidated affiliates			(4)	(9)	0
Other Segments [Member]
Segment Adjusted EBITDA			540	883	1,059
Depreciation, depletion and amortization			(189)	(362)	(363)
Impairment losses			0	0
Equity in earnings from unconsolidated affiliates			$ (225)	$ 239	$ 79